Schedule of Maturities of Lease Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Leases
2025	¥ 2,861
2026	1,927
2027	573
Total remaining undiscounted lease payments	5,361
Less: interest	(187)
Total present value of operating lease liabilities	5,174	¥ 9,349
Less: short-term operating lease liabilities	(3,037)	(3,951)
Long-term operating lease liabilities	¥ 2,137	¥ 5,398